Losses Per Share - Schedule of Basic and Diluted Earnings (Losses) Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to common shares (in Dollars)	$ (13,181,359)	$ (7,049,734)	$ (2,329,965)
Denominator:
Weighted average common shares outstanding	29,377,255	27,533,182	25,213,012
Basic losses per share attributable to common shares (in Dollars per share)	$ (0.45)	$ (0.26)	$ (0.09)
Numerator:
Net loss attributable to common shares for calculating diluted losses per share (in Dollars)	$ (13,181,359)	$ (7,049,734)	$ (2,329,965)
Denominator:
Weighted average common shares outstanding	29,377,255	27,533,182	25,213,012
Effects of dilutive securities
Shares used in computing diluted losses per share attributable to common shares	29,377,255	27,533,182	25,213,012
Diluted losses per share attributable to common shares (in Dollars per share)	$ (0.45)	$ (0.26)	$ (0.09)
Warrants [Member]
Effects of dilutive securities
Shares used in computing diluted losses per share attributable to common shares
Share options [Member]
Effects of dilutive securities
Shares used in computing diluted losses per share attributable to common shares
RSUs [Member]
Effects of dilutive securities
Shares used in computing diluted losses per share attributable to common shares